Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Summary of deferred tax assets and liabilities
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2021	2020
Deferred tax assets(1)	$1,848	$1,634
Deferred tax liabilities(1)	322	383
Net deferred tax asset	$1,526	$1,251

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2020	$(1,240)	$1,621	$82	$708	$322	$(242)	$1,251
Charged to statement of operations	53	48	(9)	125	(14)	(7)	196
Charged to other comprehensive income	25	30	—	17	9	4	85
Foreign exchange rate movements and Other	(16)	28	1	3	(16)	(6)	(6)
As at December 31, 2021	$(1,178)	$1,727	$74	$853	$301	$(251)	$1,526
(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2019	$(1,040)	$1,121	$83	$697	$338	$(150)	$1,049
Acquisitions (disposals) through business combinations	—	—	—	—	—	(67)	(67)
Charged to statement of operations	(149)	494	—	62	(5)	(31)	371
Charged to other comprehensive income	(54)	—	—	(50)	(8)	—	(112)
Charged to equity, other than other comprehensive income	—	—	—	(1)	—	—	(1)
Foreign exchange rate movements and Other	3	6	(1)	—	(3)	6	11
As at December 31, 2020	$(1,240)	$1,621	$82	$708	$322	$(242)	$1,251

(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

Components of income tax expense (benefit)	In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

	2021	2020
Current income tax expense (benefit):
Current year	$964	$859
Adjustments in respect of prior years, including resolution of tax disputes	(41)	7
Total current income tax expense (benefit)	923	866
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(204)	(435)
Adjustments in respect of prior years, including resolution of tax disputes	(8)	48
Tax expense (benefit) arising from unrecognized tax losses	6	15
Tax rate and other legislative changes	10	1
Total deferred income tax expense (benefit)	(196)	(371)
Total income tax expense (benefit)	$727	$495

Summary of income tax relating to equity	Income tax benefit (expense) recognized directly in equity for the years ended December 31:

	2021	2020
Recognized in other comprehensive income:
Current income tax benefit (expense)	$3	$(2)
Deferred income tax benefit (expense)	85	(112)
Total recognized in other comprehensive income	88	(114)
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	—	(1)
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$88	$(115)

Summary of effective income tax rate differences	Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2021		2020
		%		%
Total net income (loss)	$4,370		$2,792
Add: Income tax expense (benefit)	727		495
Total net income (loss) before income taxes	$5,097		$3,287
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,338	26.3	$871	26.5
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(231)	(4.5)	(218)	(6.6)
Tax-exempt investment (income) loss	(345)	(6.8)	(253)	(7.7)
Adjustments in respect of prior periods, including resolution of tax disputes	(49)	(1.0)	55	1.7
Tax (benefit) cost of unrecognized tax losses and tax credits	6	0.1	15	0.5
Tax rate and other legislative changes	10	0.2	1	—
Other	(2)	—	24	0.7
Total income tax expense (benefit) and effective income tax rate	$727	14.3	$495	15.1